PSF PGIM FLEXIBLE MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 94.7%
Common Stocks — 65.1%
Aerospace & Defense — 1.3%
Airbus SE (France)*	1,190	$157,243
General Dynamics Corp.	103,600	20,308,708
Lockheed Martin Corp.	64,800	22,362,480
Northrop Grumman Corp.	21,700	7,815,255
Raytheon Technologies Corp.	119,000	10,229,240
		60,872,926
Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	7,680	482,959
FedEx Corp.	28,000	6,140,120
SG Holdings Co. Ltd. (Japan)	5,100	145,074
Yamato Holdings Co. Ltd. (Japan)	800	20,263
		6,788,416
Auto Components — 0.1%
Aisin Corp. (Japan)	400	14,405
Bridgestone Corp. (Japan)	5,300	250,280
Cie Generale des Etablissements Michelin SCA (France)	492	75,414
Goodyear Tire & Rubber Co. (The)*	134,300	2,377,110
		2,717,209
Automobiles — 1.0%
Bayerische Motoren Werke AG (Germany)	931	89,699
Daimler AG (Germany)	3,973	351,234
Ford Motor Co.*	1,140,300	16,146,648
General Motors Co.*	100,900	5,318,439
Isuzu Motors Ltd. (Japan)	24,800	324,503
Stellantis NV	2,982	57,202
Tesla, Inc.*(a)	32,100	24,892,908
Toyota Motor Corp. (Japan)	11,500	204,137
Volkswagen AG (Germany)	88	27,148
Yamaha Motor Co. Ltd. (Japan)	10,900	304,067
		47,715,985
Banks — 2.4%
Australia & New Zealand Banking Group Ltd. (Australia)	16,051	322,748
Banco Bilbao Vizcaya Argentaria SA (Spain)	7,737	50,890
Bank Hapoalim BM (Israel)	5,884	51,734
Bank Leumi Le-Israel BM (Israel)	40,523	345,532
Bank of America Corp.	102,700	4,359,615
Barclays PLC (United Kingdom)	48,858	123,904
BNP Paribas SA (France)	6,493	414,538
Citigroup, Inc.	443,950	31,156,411
Citizens Financial Group, Inc.	22,400	1,052,352
Commonwealth Bank of Australia (Australia)	4,185	312,205
Credit Agricole SA (France)	10,895	149,961
DBS Group Holdings Ltd. (Singapore)	21,000	464,709
DNB Bank ASA (Norway)	2,736	62,422
Fifth Third Bancorp	25,600	1,086,464
Israel Discount Bank Ltd. (Israel) (Class A Stock)*	3,230	17,152
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Japan Post Bank Co. Ltd. (Japan)	1,000	$8,564
JPMorgan Chase & Co.	151,594	24,814,422
KBC Group NV (Belgium)	744	66,766
Lloyds Banking Group PLC (United Kingdom)	200,037	123,964
Mediobanca Banca di Credito Finanziario SpA (Italy)*	1,785	21,488
Mitsubishi UFJ Financial Group, Inc. (Japan)	89,800	527,551
Mizuho Financial Group, Inc. (Japan)	7,140	101,117
National Australia Bank Ltd. (Australia)	9,384	185,838
Nordea Bank Abp (Finland)	20,712	267,576
Oversea-Chinese Banking Corp. Ltd. (Singapore)	9,700	81,437
Popular, Inc. (Puerto Rico)	17,600	1,366,992
Regions Financial Corp.	395,900	8,436,629
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	10,053	141,849
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,200	77,270
Svenska Handelsbanken AB (Sweden) (Class A Stock)	4,482	50,295
Swedbank AB (Sweden) (Class A Stock)	2,652	53,483
Synovus Financial Corp.	40,500	1,777,545
U.S. Bancorp	49,500	2,942,280
Wells Fargo & Co.	706,400	32,784,024
		113,799,727
Beverages — 1.4%
Carlsberg A/S (Denmark) (Class B Stock)	275	44,904
Coca-Cola Co. (The)	630,000	33,056,100
Coca-Cola HBC AG (Russia)*	6,782	217,975
Diageo PLC (United Kingdom)	615	29,717
PepsiCo, Inc.	204,900	30,819,009
		64,167,705
Biotechnology — 1.0%
AbbVie, Inc.	193,800	20,905,206
Amgen, Inc.	16,800	3,572,520
Gilead Sciences, Inc.	139,050	9,712,642
Regeneron Pharmaceuticals, Inc.*	9,600	5,809,728
Vertex Pharmaceuticals, Inc.*	36,900	6,693,291
		46,693,387
Building Products — 0.2%
AGC, Inc. (Japan)	600	30,955
Carlisle Cos., Inc.	4,800	954,192
Carrier Global Corp.	129,200	6,687,392
Cie de Saint-Gobain (France)	6,230	419,572
Geberit AG (Switzerland)	98	72,104
Kingspan Group PLC (Ireland)	406	39,898
Lixil Corp. (Japan)	700	20,257
Nibe Industrier AB (Sweden) (Class B Stock)	4,140	52,291
UFP Industries, Inc.	42,400	2,882,352
A1

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Xinyi Glass Holdings Ltd. (Hong Kong)	101,000	$301,637
		11,460,650
Capital Markets — 1.6%
3i Group PLC (United Kingdom)	11,459	196,645
Abrdn PLC (United Kingdom)	11,376	39,016
Ameriprise Financial, Inc.	20,450	5,401,254
Amundi SA (France), 144A	2,233	188,095
Daiwa Securities Group, Inc. (Japan)	4,300	25,075
Evercore, Inc. (Class A Stock)	10,900	1,457,003
Goldman Sachs Group, Inc. (The)	72,800	27,520,584
Julius Baer Group Ltd. (Switzerland)	5,269	349,850
Macquarie Group Ltd. (Australia)	1,119	145,509
Partners Group Holding AG (Switzerland)	66	103,184
Raymond James Financial, Inc.	155,700	14,367,996
Schroders PLC (United Kingdom)	6,466	311,432
St. James’s Place PLC (United Kingdom)	1,600	32,434
State Street Corp.	209,700	17,765,784
Stifel Financial Corp.	98,300	6,680,468
UBS Group AG (Switzerland)	28,571	458,179
		75,042,508
Chemicals — 0.8%
Arkema SA (France)	182	24,087
Asahi Kasei Corp. (Japan)	3,600	38,185
BASF SE (Germany)	1,495	113,703
CF Industries Holdings, Inc.	32,200	1,797,404
Chemours Co. (The)	83,000	2,411,980
Covestro AG (Germany), 144A	5,186	354,182
Dow, Inc.	75,500	4,345,780
DuPont de Nemours, Inc.	193,800	13,176,462
Evonik Industries AG (Germany)	616	19,342
ICL Group Ltd. (Israel)	1,974	14,354
Mitsui Chemicals, Inc. (Japan)	7,300	243,847
Mosaic Co. (The)	254,600	9,094,312
Olin Corp.	64,900	3,131,425
Solvay SA (Belgium)	217	26,431
Sumitomo Chemical Co. Ltd. (Japan)	4,400	22,928
Toray Industries, Inc. (Japan)	3,900	24,913
Tosoh Corp. (Japan)	14,600	264,975
Westlake Chemical Corp.	47,400	4,320,036
Yara International ASA (Brazil)	504	24,996
		39,449,342
Commercial Services & Supplies — 0.0%
Clean Harbors, Inc.*	10,200	1,059,474
Dai Nippon Printing Co. Ltd. (Japan)	700	16,888
Rentokil Initial PLC (United Kingdom)	5,306	41,652
Securitas AB (Sweden) (Class B Stock)	918	14,508
TOPPAN, Inc. (Japan)	800	13,614
		1,146,136
Communications Equipment — 0.3%
Cisco Systems, Inc.	195,800	10,657,394
Nokia OYJ (Finland)*	15,485	85,249
	Shares	Value
Common Stocks (continued)
Communications Equipment (cont’d.)
Ubiquiti, Inc.(a)	9,700	$2,897,099
		13,639,742
Construction & Engineering — 0.1%
EMCOR Group, Inc.	56,000	6,461,280
Skanska AB (Sweden) (Class B Stock)	1,001	25,107
		6,486,387
Construction Materials — 0.0%
HeidelbergCement AG (Germany)	3,909	291,928
Holcim Ltd. (Switzerland)*	1,499	72,397
		364,325
Consumer Finance — 0.9%
Capital One Financial Corp.	159,700	25,866,609
OneMain Holdings, Inc.	146,300	8,094,779
Synchrony Financial	219,700	10,738,936
		44,700,324
Containers & Packaging — 0.0%
Smurfit Kappa Group PLC (Ireland)	713	37,097
Distributors — 0.5%
Genuine Parts Co.	91,800	11,128,914
LKQ Corp.*	240,400	12,096,928
		23,225,842
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	94,550	25,806,477
Industrivarden AB (Sweden) (Class A Stock)	312	9,989
Industrivarden AB (Sweden) (Class C Stock)	450	13,937
		25,830,403
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	1,014,700	27,407,047
Deutsche Telekom AG (Germany)	4,939	99,182
Elisa OYJ (Finland)	405	25,145
Koninklijke KPN NV (Netherlands)	60,727	191,213
Nippon Telegraph & Telephone Corp. (Japan)	7,600	210,033
Swisscom AG (Switzerland)	275	158,468
Telecom Italia SpA (Italy), RSP	18,981	7,717
Telefonica SA (Spain)	22,499	105,104
United Internet AG (Germany)	322	12,482
Verizon Communications, Inc.	584,088	31,546,593
		59,762,984
Electric Utilities — 0.6%
Chubu Electric Power Co., Inc. (Japan)	1,700	20,127
CK Infrastructure Holdings Ltd. (Hong Kong)	2,000	11,157
Electricite de France SA (France)	1,326	16,697
Endesa SA (Spain)	11,426	230,388
Enel SpA (Italy)	22,623	174,234
Entergy Corp.(a)	101,800	10,109,758

A2

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Exelon Corp.	302,500	$14,622,850
Fortum OYJ (Finland)	1,266	38,472
Iberdrola SA (Spain)	16,935	169,984
Power Assets Holdings Ltd. (Hong Kong)	16,500	96,876
Red Electrica Corp. SA (Spain)	13,701	274,680
SSE PLC (United Kingdom)	9,338	197,382
		25,962,605
Electrical Equipment — 0.8%
ABB Ltd. (Switzerland)	14,826	496,356
Acuity Brands, Inc.	64,400	11,165,028
AMETEK, Inc.	30,400	3,769,904
Atkore, Inc.*	75,950	6,601,574
Emerson Electric Co.	156,300	14,723,460
Legrand SA (France)	762	81,613
Mitsubishi Electric Corp. (Japan)	4,900	68,134
nVent Electric PLC	28,200	911,706
Schneider Electric SE	1,538	255,700
		38,073,475
Electronic Equipment, Instruments & Components — 0.2%
Arrow Electronics, Inc.*	15,200	1,706,808
CDW Corp.	14,700	2,675,694
Hexagon AB (Sweden) (Class B Stock)	5,676	87,748
Jabil, Inc.	33,400	1,949,558
Keyence Corp. (Japan)	600	358,317
Murata Manufacturing Co. Ltd. (Japan)	1,600	142,644
Shimadzu Corp. (Japan)	700	30,733
SYNNEX Corp.	23,700	2,467,170
		9,418,672
Energy Equipment & Services — 0.3%
Halliburton Co.	551,000	11,912,620
Schlumberger NV	86,100	2,552,004
		14,464,624
Entertainment — 0.8%
Activision Blizzard, Inc.	204,100	15,795,299
Capcom Co. Ltd. (Japan)	500	13,744
Electronic Arts, Inc.	57,400	8,165,150
Konami Holdings Corp. (Japan)	300	18,778
Netflix, Inc.*	16,200	9,887,508
Nintendo Co. Ltd. (Japan)	400	193,391
Walt Disney Co. (The)*	21,600	3,654,072
		37,727,942
Equity Real Estate Investment Trusts (REITs) — 1.2%
Apple Hospitality REIT, Inc.	97,500	1,533,675
Dexus (Australia)	41,598	322,707
Extra Space Storage, Inc.	27,300	4,586,127
Goodman Group (Australia)	4,915	75,949
Japan Metropolitan Fund Investment Corp. (Japan)	14	13,463
Japan Real Estate Investment Corp. (Japan)	3	18,023
Lamar Advertising Co. (Class A Stock)	8,500	964,325
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Link REIT (Hong Kong)	6,100	$52,226
Orix JREIT, Inc. (Japan)	43	74,867
PotlatchDeltic Corp.	118,200	6,096,756
Prologis, Inc.	104,000	13,044,720
SBA Communications Corp.	31,400	10,379,898
Stockland (Australia)	67,789	216,296
Weyerhaeuser Co.	523,700	18,628,009
		56,007,041
Food & Staples Retailing — 0.4%
Carrefour SA (France)	1,718	30,878
Coles Group Ltd. (Australia)	3,495	42,622
Etablissements Franz Colruyt NV (Belgium)	149	7,622
ICA Gruppen AB (Sweden)	288	13,224
Kesko OYJ (Finland) (Class B Stock)	680	23,464
Koninklijke Ahold Delhaize NV (Netherlands)	13,373	444,748
Seven & i Holdings Co. Ltd. (Japan)	900	40,888
Tesco PLC (United Kingdom)	67,475	229,562
Walgreens Boots Alliance, Inc.	74,000	3,481,700
Walmart, Inc.	103,600	14,439,768
		18,754,476
Food Products — 0.9%
Ajinomoto Co., Inc. (Japan)	1,400	41,322
Archer-Daniels-Midland Co.	153,000	9,181,530
Kraft Heinz Co. (The)	304,600	11,215,372
Nestle SA (Switzerland)	7,192	867,309
NH Foods Ltd. (Japan)	300	11,310
Orkla ASA (Norway)	10,287	94,498
Sanderson Farms, Inc.	11,700	2,201,940
Tate & Lyle PLC (United Kingdom)	14,472	135,066
Tyson Foods, Inc. (Class A Stock)	231,700	18,290,398
Wilmar International Ltd. (China)	93,800	289,412
		42,328,157
Gas Utilities — 0.0%
Enagas SA (Spain)	720	15,997
Osaka Gas Co. Ltd. (Japan)	1,100	20,163
Snam SpA (Italy)	15,477	85,804
		121,964
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	144,800	17,105,224
Align Technology, Inc.*	11,500	7,652,445
Baxter International, Inc.	46,400	3,731,952
Boston Scientific Corp.*	477,400	20,714,386
Danaher Corp.	103,300	31,448,652
Edwards Lifesciences Corp.*	44,500	5,037,845
Hoya Corp. (Japan)	1,100	171,723
IDEXX Laboratories, Inc.*	2,900	1,803,510
Intuitive Surgical, Inc.*	9,200	9,146,180
Medtronic PLC	138,000	17,298,300
Sonova Holding AG (Switzerland)	678	256,944
Stryker Corp.	86,400	22,785,408
		137,152,569

A3

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services — 1.8%
Amplifon SpA (Italy)	360	$17,141
Anthem, Inc.	63,300	23,598,240
Cigna Corp.	18,400	3,682,944
CVS Health Corp.	176,400	14,969,304
Fresenius Medical Care AG & Co. KGaA (Germany)	587	41,264
Fresenius SE & Co. KGaA (Germany)	7,336	351,464
HCA Healthcare, Inc.	37,100	9,004,912
Medipal Holdings Corp. (Japan)	16,000	301,907
Sonic Healthcare Ltd. (Australia)	11,553	336,215
UnitedHealth Group, Inc.	82,000	32,040,680
		84,344,071
Hotels, Restaurants & Leisure — 1.4%
Booking Holdings, Inc.*	5,100	12,106,737
Domino’s Pizza Enterprises Ltd. (Australia)	176	20,277
Evolution AB (Sweden), 144A	1,916	291,406
McDonald’s Corp.	128,700	31,030,857
McDonald’s Holdings Co. Japan Ltd. (Japan)	6,100	288,114
Starbucks Corp.	136,100	15,013,191
Yum! Brands, Inc.	69,000	8,439,390
		67,189,972
Household Durables — 0.0%
Barratt Developments PLC (United Kingdom)	3,024	26,668
Electrolux AB (Sweden) (Class B Stock)	630	14,542
Husqvarna AB (Sweden) (Class B Stock)	1,199	14,337
Iida Group Holdings Co. Ltd. (Japan)	14,000	359,942
Panasonic Corp. (Japan)	6,400	79,396
Persimmon PLC (United Kingdom)	924	33,254
Sekisui House Ltd. (Japan)	1,600	33,615
Sony Group Corp. (Japan)	700	77,671
		639,425
Household Products — 0.4%
Essity AB (Sweden) (Class B Stock)	544	16,880
Henkel AG & Co. KGaA (Germany)	279	24,024
Procter & Gamble Co. (The)	140,305	19,614,639
		19,655,543
Independent Power & Renewable Electricity Producers — 0.3%
AES Corp. (The)	712,100	16,257,243
Industrial Conglomerates — 1.2%
3M Co.	129,400	22,699,348
DCC PLC (United Kingdom)	3,907	325,220
General Electric Co.	68,737	7,081,973
Honeywell International, Inc.	126,700	26,895,876
Siemens AG (Germany)	322	52,639
		57,055,056
Insurance — 1.6%
AIA Group Ltd. (Hong Kong)	8,000	92,442
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Allianz SE (Germany)	2,431	$547,149
American International Group, Inc.	279,900	15,363,711
AXA SA (France)	2,835	78,703
Chubb Ltd.	63,900	11,085,372
Dai-ichi Life Holdings, Inc. (Japan)	19,500	429,639
Gjensidige Forsikring ASA (Norway)	581	12,874
Hartford Financial Services Group, Inc. (The)	140,400	9,863,100
Japan Post Holdings Co. Ltd. (Japan)	39,400	332,374
Japan Post Insurance Co. Ltd. (Japan)	700	12,725
Legal & General Group PLC (United Kingdom)	17,344	65,349
Medibank Private Ltd. (Australia)	7,880	20,216
MetLife, Inc.	329,900	20,364,727
NN Group NV (Netherlands)	7,753	405,004
Old Republic International Corp.	394,700	9,129,411
Poste Italiane SpA (Italy), 144A	27,108	372,575
Reinsurance Group of America, Inc.	66,500	7,398,790
Suncorp Group Ltd. (Australia)	3,672	32,987
		75,607,148
Interactive Media & Services — 4.7%
Alphabet, Inc. (Class A Stock)*	28,650	76,596,348
Alphabet, Inc. (Class C Stock)*	26,932	71,782,129
Auto Trader Group PLC (United Kingdom), 144A	1,938	15,279
Facebook, Inc. (Class A Stock)*	215,050	72,985,819
		221,379,575
Internet & Direct Marketing Retail — 2.1%
Amazon.com, Inc.*	30,700	100,850,728
ZOZO, Inc. (Japan)	6,100	228,261
		101,078,989
IT Services — 3.4%
Accenture PLC (Class A Stock)	81,450	26,057,484
Adyen NV (Netherlands), 144A*	59	164,683
Automatic Data Processing, Inc.	61,200	12,235,104
Capgemini SE (France)	440	91,428
Cognizant Technology Solutions Corp. (Class A Stock)	233,100	17,298,351
EPAM Systems, Inc.*	8,900	5,077,272
Fidelity National Information Services, Inc.	8,500	1,034,280
Fiserv, Inc.*	24,000	2,604,000
Fujitsu Ltd. (Japan)	2,400	435,311
Gartner, Inc.*	10,600	3,221,128
International Business Machines Corp.	164,200	22,812,306
Mastercard, Inc. (Class A Stock)	40,000	13,907,200
PayPal Holdings, Inc.*	41,000	10,668,610
SCSK Corp. (Japan)	600	12,691
Visa, Inc. (Class A Stock)(a)	209,600	46,688,400
		162,308,248
Leisure Products — 0.3%
Brunswick Corp.	111,500	10,622,605
Shimano, Inc. (Japan)	700	205,751

A4

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Leisure Products (cont’d.)
Smith & Wesson Brands, Inc.	45,000	$934,200
Yamaha Corp. (Japan)	400	25,111
		11,787,667
Life Sciences Tools & Services — 1.2%
Eurofins Scientific SE (Luxembourg)	2,996	384,312
Illumina, Inc.*	6,400	2,595,904
IQVIA Holdings, Inc.*	72,100	17,270,834
Mettler-Toledo International, Inc.*	2,400	3,305,664
Thermo Fisher Scientific, Inc.	52,700	30,109,091
Waters Corp.*	5,400	1,929,420
		55,595,225
Machinery — 1.5%
AGCO Corp.	107,600	13,184,228
Amada Co. Ltd. (Japan)	4,000	41,255
ANDRITZ AG (Austria)	808	44,312
Atlas Copco AB (Sweden) (Class A Stock)	1,970	119,152
Atlas Copco AB (Sweden) (Class B Stock)	1,042	53,054
Caterpillar, Inc.	31,600	6,066,252
CNH Industrial NV (United Kingdom)	21,497	359,149
Cummins, Inc.	79,800	17,919,888
Deere & Co.	25,500	8,544,285
Epiroc AB (Sweden) (Class B Stock)	1,075	19,072
FANUC Corp. (Japan)	500	109,197
GEA Group AG (Germany)	456	20,827
Makita Corp. (Japan)	600	33,357
MINEBEA MITSUMI, Inc. (Japan)	900	22,920
MISUMI Group, Inc. (Japan)	2,200	93,343
Nabtesco Corp. (Japan)	400	15,126
NGK Insulators Ltd. (Japan)	9,800	165,288
Otis Worldwide Corp.	49,600	4,081,088
Parker-Hannifin Corp.	37,600	10,513,712
Schindler Holding AG (Switzerland)	55	14,188
SKF AB (Sweden) (Class B Stock)	1,085	25,637
SMC Corp. (Japan)	200	125,144
Spirax-Sarco Engineering PLC (United Kingdom)	213	42,840
Stanley Black & Decker, Inc.	52,000	9,116,120
Techtronic Industries Co. Ltd. (Hong Kong)	4,000	78,662
Timken Co. (The)	15,600	1,020,552
Volvo AB (Sweden) (Class A Stock)	612	13,844
		71,842,492
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	9	23,146
AP Moller - Maersk A/S (Denmark) (Class B Stock)	122	329,448
Genco Shipping & Trading Ltd.	44,400	893,772
Kuehne + Nagel International AG (Switzerland)	193	66,068
Nippon Yusen KK (Japan)	500	37,569
	Shares	Value
Common Stocks (continued)
Marine (cont’d.)
SITC International Holdings Co. Ltd. (China)	35,000	$125,378
		1,475,381
Media — 0.8%
Comcast Corp. (Class A Stock)	598,200	33,457,326
CyberAgent, Inc. (Japan)	1,200	23,112
Dentsu Group, Inc. (Japan)	700	26,812
News Corp. (Class A Stock)	254,700	5,993,091
Publicis Groupe SA (France)	2,791	187,659
Schibsted ASA (Norway) (Class B Stock)	276	11,638
WPP PLC (United Kingdom)	25,373	339,961
		40,039,599
Metals & Mining — 0.7%
Anglo American PLC (South Africa)	3,569	126,066
ArcelorMittal SA (Luxembourg)	11,758	356,523
BHP Group Ltd. (Australia)	8,482	229,885
BHP Group PLC (Australia)	4,079	103,010
BlueScope Steel Ltd. (Australia)	20,747	305,972
Boliden AB (Sweden)	3,334	106,919
Evraz PLC (Russia)	1,553	12,339
Fortescue Metals Group Ltd. (Australia)	17,253	185,731
Freeport-McMoRan, Inc.	473,200	15,393,196
Nucor Corp.	86,000	8,470,140
Reliance Steel & Aluminum Co.	34,700	4,941,974
Rio Tinto Ltd. (Australia)	1,099	79,196
Rio Tinto PLC (Australia)	6,953	457,837
Southern Copper Corp. (Peru)	15,700	881,398
Steel Dynamics, Inc.	15,000	877,200
		32,527,386
Multiline Retail — 0.4%
Next PLC (United Kingdom)	384	42,095
Target Corp.	87,400	19,994,498
		20,036,593
Multi-Utilities — 0.2%
Consolidated Edison, Inc.	66,400	4,819,976
E.ON SE (Germany)	6,478	79,358
Engie SA (France)	5,203	68,294
MDU Resources Group, Inc.	77,800	2,308,326
Sempra Energy	28,000	3,542,000
		10,817,954
Oil, Gas & Consumable Fuels — 2.1%
APA Corp.	765,000	16,393,950
BP PLC (United Kingdom)	107,968	488,734
Cheniere Energy, Inc.*	55,300	5,401,151
Chevron Corp.	93,600	9,495,720
ConocoPhillips	226,000	15,316,020
EOG Resources, Inc.	146,800	11,783,636
Equinor ASA (Norway)	3,008	76,388
Exxon Mobil Corp.	647,300	38,074,186
Inpex Corp. (Japan)	3,000	23,463
Lundin Energy AB (Sweden)	9,040	336,665

A5

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Occidental Petroleum Corp.	59,800	$1,768,884
OMV AG (Austria)	6,301	376,657
Repsol SA (Spain)	4,092	53,381
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	11,406	251,240
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	6,443	141,108
TotalEnergies SE (France)	360	17,177
		99,998,360
Personal Products — 0.1%
L’Oreal SA (France)	717	295,855
Medifast, Inc.	12,500	2,408,000
Unilever PLC (United Kingdom)	12,885	696,978
		3,400,833
Pharmaceuticals — 2.3%
AstraZeneca PLC (United Kingdom)	1,206	144,759
Bayer AG (Germany)	955	51,877
Bristol-Myers Squibb Co.	425,000	25,147,250
Chugai Pharmaceutical Co. Ltd. (Japan)	2,600	95,273
GlaxoSmithKline PLC (United Kingdom)	20,854	392,788
Hikma Pharmaceuticals PLC (Jordan)	504	16,558
Ipsen SA (France)	3,221	307,901
Johnson & Johnson	313,348	50,605,702
Merck KGaA (Germany)	1,345	291,903
Novartis AG (Switzerland)	6,387	523,078
Novo Nordisk A/S (Denmark) (Class B Stock)	4,938	476,502
Ono Pharmaceutical Co. Ltd. (Japan)	1,100	25,027
Orion OYJ (Finland) (Class B Stock)	322	12,774
Otsuka Holdings Co. Ltd. (Japan)	6,600	282,482
Pfizer, Inc.	489,000	21,031,890
Roche Holding AG (Switzerland)	2,021	738,880
Sanofi (France)	6,065	582,991
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	2,500	44,659
Takeda Pharmaceutical Co. Ltd. (Japan)	4,500	149,084
Zoetis, Inc.	39,000	7,571,460
		108,492,838
Professional Services — 0.1%
Adecco Group AG (Switzerland)	425	21,351
Experian PLC (United Kingdom)	2,668	111,743
Korn Ferry	20,200	1,461,672
ManpowerGroup, Inc.	12,000	1,299,360
Randstad NV (Netherlands)	4,598	307,959
Recruit Holdings Co. Ltd. (Japan)	4,600	280,030
Science Applications International Corp.	25,200	2,156,112
Wolters Kluwer NV (Netherlands)	760	80,555
		5,718,782
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development — 0.1%
Azrieli Group Ltd. (Israel)	192	$17,349
CBRE Group, Inc. (Class A Stock)*	27,800	2,706,608
CK Asset Holdings Ltd. (Hong Kong)	6,500	37,475
Daito Trust Construction Co. Ltd. (Japan)	200	23,221
Daiwa House Industry Co. Ltd. (Japan)	1,600	53,432
ESR Cayman Ltd. (China), 144A*	5,600	16,955
Hang Lung Properties Ltd. (Hong Kong)	6,000	13,669
Henderson Land Development Co. Ltd. (Hong Kong)	4,000	15,288
Hongkong Land Holdings Ltd. (Hong Kong)	3,200	15,316
Sun Hung Kai Properties Ltd. (Hong Kong)	24,000	298,931
Swire Properties Ltd. (Hong Kong)	3,400	8,530
Swiss Prime Site AG (Switzerland)	216	21,153
		3,227,927
Road & Rail — 0.2%
AMERCO	1,400	904,442
Union Pacific Corp.	43,700	8,565,637
		9,470,079
Semiconductors & Semiconductor Equipment — 4.0%
Advantest Corp. (Japan)	600	53,773
Applied Materials, Inc.	197,400	25,411,302
ASM International NV (Netherlands)	134	52,360
ASM Pacific Technology Ltd. (Hong Kong)	900	9,891
ASML Holding NV (Netherlands)	1,358	1,013,989
Broadcom, Inc.	66,700	32,344,831
Cirrus Logic, Inc.*	11,900	979,965
Intel Corp.	663,150	35,332,632
KLA Corp.	22,200	7,426,122
Lam Research Corp.	10,900	6,203,735
Microchip Technology, Inc.	37,200	5,709,828
MKS Instruments, Inc.	40,200	6,066,582
NVIDIA Corp.	100,500	20,819,580
QUALCOMM, Inc.	211,300	27,253,474
STMicroelectronics NV (Switzerland)	2,029	88,673
Texas Instruments, Inc.	113,300	21,777,393
Tokyo Electron Ltd. (Japan)	1,000	444,619
		190,988,749
Software — 6.3%
Adobe, Inc.*	73,250	42,171,490
Autodesk, Inc.*	29,100	8,298,447
CDK Global, Inc.	80,100	3,408,255
Dassault Systemes SE (France)	7,204	378,370
Intuit, Inc.	6,500	3,506,815
Manhattan Associates, Inc.*	31,600	4,835,748
Microsoft Corp.	685,300	193,199,777
Nemetschek SE (Germany)	160	16,758
Oracle Corp.	90,850	7,915,760
Paycom Software, Inc.*	16,300	8,080,725
salesforce.com, Inc.*	68,800	18,659,936

A6

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
SAP SE (Germany)	4,003	$541,797
SS&C Technologies Holdings, Inc.	90,200	6,259,880
Synopsys, Inc.*	7,800	2,335,398
		299,609,156
Specialty Retail — 1.0%
AutoNation, Inc.*(a)	101,200	12,322,112
AutoZone, Inc.*	3,200	5,433,568
Best Buy Co., Inc.	14,000	1,479,940
Chow Tai Fook Jewellery Group Ltd. (China)	36,400	69,736
Foot Locker, Inc.	189,600	8,657,136
Group 1 Automotive, Inc.	20,700	3,889,116
Home Depot, Inc. (The)	19,600	6,433,896
Industria de Diseno Textil SA (Spain)	3,146	115,539
JD Sports Fashion PLC (United Kingdom)	12,253	171,889
Kingfisher PLC (United Kingdom)	68,169	308,550
Ross Stores, Inc.	70,500	7,673,925
Shimamura Co. Ltd. (Japan)	2,800	263,136
USS Co. Ltd. (Japan)	600	10,236
		46,828,779
Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	1,150,700	162,824,050
Brother Industries Ltd. (Japan)	700	15,428
Canon, Inc. (Japan)	15,500	379,271
Dell Technologies, Inc. (Class C Stock)*	115,200	11,985,408
HP, Inc.	274,700	7,515,792
Seiko Epson Corp. (Japan)	15,100	304,190
Western Digital Corp.*	164,700	9,295,668
		192,319,807
Textiles, Apparel & Luxury Goods — 0.6%
Burberry Group PLC (United Kingdom)	1,180	28,841
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	1,520	157,774
Crocs, Inc.*	6,200	889,576
EssilorLuxottica SA (France)	815	155,957
Hermes International (France)	270	372,866
Kering SA (France)	215	153,099
LVMH Moet Hennessy Louis Vuitton SE (France)	806	575,838
NIKE, Inc. (Class B Stock)	184,800	26,838,504
Pandora A/S (Denmark)	270	32,669
Puma SE (Germany)	301	33,476
Swatch Group AG (The) (Switzerland)	84	22,015
Swatch Group AG (The) (registered shares) (Switzerland)	140	7,239
		29,267,854
Tobacco — 0.4%
Altria Group, Inc.	395,950	18,023,644
British American Tobacco PLC (United Kingdom)	14,575	511,184
Imperial Brands PLC (United Kingdom)	2,561	53,792
	Shares	Value
Common Stocks (continued)
Tobacco (cont’d.)
Japan Tobacco, Inc. (Japan)	18,500	$362,979
Swedish Match AB (Sweden)	37,516	328,557
		19,280,156
Trading Companies & Distributors — 0.1%
Ashtead Group PLC (United Kingdom)	1,203	91,188
Boise Cascade Co.	22,400	1,209,152
Brenntag SE (Germany)	3,683	342,887
Ferguson PLC	641	89,235
GMS, Inc.*	52,900	2,317,020
ITOCHU Corp. (Japan)	4,000	116,622
Marubeni Corp. (Japan)	17,500	143,858
Mitsubishi Corp. (Japan)	3,600	113,134
Mitsui & Co. Ltd. (Japan)	18,600	405,500
Sumitomo Corp. (Japan)	3,100	43,634
Toyota Tsusho Corp. (Japan)	2,800	118,280
United Rentals, Inc.*	2,800	982,604
		5,973,114
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	8,500	280,475
SoftBank Corp. (Japan)	8,300	112,625
SoftBank Group Corp. (Japan)	3,300	190,300
T-Mobile US, Inc.*	36,800	4,701,568
Vodafone Group PLC (United Kingdom)	135,652	207,321
		5,492,289

Total Common Stocks (cost $2,215,099,466)		3,093,618,910
Exchange-Traded Fund — 0.0%
iShares MSCI EAFE ETF(a)	2,488	194,089
(cost $135,052)
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	151	11,500
Volkswagen AG (Germany) (PRFC)	542	120,642
		132,142
Banks — 0.0%
Citigroup Capital XIII, 6.499%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	22,000	610,500
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,185	109,669

Total Preferred Stocks (cost $748,082)		852,311

A7

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities — 6.3%
Automobiles — 1.6%
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class B
3.130%	02/18/25		1,000	$1,012,735
Series 2019-01, Class C
3.360%	02/18/25		1,000	1,027,431
Series 2019-02, Class C
2.740%	04/18/25		2,000	2,054,735
Series 2019-03, Class C
2.320%	07/18/25		3,400	3,475,115
Series 2020-02, Class C
1.480%	02/18/26		600	608,156
Series 2020-03, Class C
1.060%	08/18/26		1,000	1,006,658
Series 2021-02, Class C
1.010%	01/19/27		1,300	1,295,406
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A
4.000%	03/20/25		1,600	1,714,586
Series 2019-02A, Class A, 144A
3.350%	09/22/25		3,000	3,197,729
Series 2019-03A, Class A, 144A
2.360%	03/20/26		4,000	4,160,505
Series 2020-01A, Class A, 144A
2.330%	08/20/26		1,800	1,870,993
Series 2021-01A, Class A, 144A
1.380%	08/20/27		3,500	3,492,344
CarMax Auto Owner Trust,
Series 2021-02, Class C
1.340%	02/16/27		1,100	1,097,367
Series 2021-04, Class C
1.380%	07/15/27		800	794,899
Carvana Auto Receivables Trust,
Series 2021-P03, Class B
1.420%	08/10/27		100	99,510
Ford Auto Securitization Trust (Canada),
Series 2019-BA, Class A2, 144A
2.321%	10/15/23	CAD	1,034	821,936
Series 2020-AA, Class A3, 144A
1.153%	11/15/25	CAD	3,600	2,839,640
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31		3,800	4,068,788
Series 2019-01, Class A, 144A
3.520%	07/15/30		5,000	5,323,231
Series 2020-01, Class A, 144A
2.040%	08/15/31		3,600	3,722,532
Series 2020-02, Class A, 144A
1.060%	04/15/33		4,500	4,483,125
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24		500	515,105
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34		200	198,190
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27		1,900	1,901,998
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25		2,100	$2,106,683
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24		727	728,884
Series 2019-01A, Class A, 144A
3.630%	09/14/27		6,300	6,752,664
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25		800	808,231
Series 2020-03, Class C
1.120%	01/15/26		2,600	2,616,171
Series 2020-04, Class C
1.010%	01/15/26		1,600	1,610,340
Series 2021-01, Class C
0.750%	02/17/26		3,000	3,012,275
Series 2021-02, Class C
0.900%	06/15/26		2,200	2,207,721
Series 2021-02, Class D
1.350%	07/15/27		2,800	2,810,505
Series 2021-03, Class C
0.950%	09/15/27		2,900	2,905,246
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27		600	597,979
				76,939,413
Collateralized Loan Obligations — 3.6%
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.406%(c)	07/15/29		500	500,000
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.222%(c)	10/17/32		5,000	5,000,000
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.334%(c)	07/20/34		3,750	3,752,729
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.106%(c)	10/15/28		3,807	3,804,325
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R2, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)
0.996%(c)	07/15/29		1,500	1,499,784
BNPP AM Euro CLO BV (Netherlands),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR	3,000	3,465,940
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
0.954%(c)	01/17/28		647	646,904
A8

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.112%(c)	07/15/30		3,000	$2,999,270
Carlyle Euro CLO Ltd. (Ireland),
Series 2021-02A, Class A1, 144A
—%(p)	10/15/35	EUR	5,000	5,791,750
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A
—%(p)	01/20/32		9,750	9,751,033
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
1.494%(c)	10/20/32		5,800	5,803,033
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.334%(c)	10/17/31		9,750	9,750,457
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.136%(c)	04/15/31		2,000	1,999,698
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.155%(c)	04/26/31		4,000	4,001,999
HPS Loan Management Ltd. (Cayman Islands),
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.458%(c)	07/22/32		3,750	3,750,575
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.121%(c)	02/05/31		248	248,235
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.274%(c)	10/19/28		8,854	8,852,875
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
1.604%(c)	04/20/32		5,750	5,772,384
Series 2019-14A, Class A1AR, 144A
—%(p)	10/20/34		4,875	4,873,781
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)
1.309%(c)	10/20/31		6,729	6,726,022
Madison Park Funding Ltd. (Cayman Islands),
Series 2012-10A, Class AR3, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.144%(c)	01/20/29		5,038	5,037,215
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.254%(c)	04/21/31		2,372	2,371,641
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.332%(c)	06/20/34		9,500	$9,505,313
Octagon Investment Partners 31 LLC (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.184%(c)	07/20/30		3,500	3,498,434
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.414%(c)	10/20/31		7,419	7,419,170
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.379%(c)	10/30/30		1,484	1,485,162
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.264%(c)	01/17/31		1,500	1,500,362
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.226%(c)	07/16/31		2,350	2,350,531
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.134%(c)	10/20/31		8,750	8,754,373
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.272%(c)	06/20/34		5,500	5,504,724
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)
1.300%(c)	07/25/31		1,000	1,000,001
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.305%(c)	07/25/34		6,750	6,749,932
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.434%(c)	07/17/26		46	45,822
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.374%(c)	01/17/30		2,479	2,479,880
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
0.974%(c)	04/20/28		2,568	2,568,426
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	07/25/34	EUR	4,500	5,184,067
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
1.594%(c)	07/20/32		3,000	3,007,496

A9

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.335%(c)	01/25/31	2,500	$2,501,202
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)
1.006%(c)	07/15/27	362	362,320
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.284%(c)	01/17/31	2,750	2,750,768
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.234%(c)	07/17/31	3,500	3,502,798
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.334%(c)	10/20/31	5,750	5,752,025
			172,322,456
Consumer Loans — 0.2%
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28	1,100	1,123,572
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A
3.840%	05/14/32	1,200	1,240,314
Series 2020-02A, Class A, 144A
1.750%	09/14/35	2,100	2,127,619
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
0.810%(c)	06/16/36	2,700	2,719,641
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28	1,100	1,102,938
			8,314,084
Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40	2,800	2,906,509
Series 2018-A, Class A5, 144A
3.610%	03/10/42	800	846,082
Series 2019-A, Class A5, 144A
3.080%	11/12/41	2,500	2,629,174
Series 2019-B, Class A5, 144A
2.290%	11/12/41	2,400	2,504,024
			8,885,789
Home Equity Loans — 0.0%
CDC Mortgage Capital Trust,
Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
1.736%(c)	03/25/33	26	27,247
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Other — 0.1%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.886%(c)	06/25/24		3,250	$3,216,795
Residential Mortgage-Backed Securities — 0.2%
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		524	524,674
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		1,066	1,066,787
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)
0.881%(c)	06/25/34		130	129,139
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61		843	856,702
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
3.000%(c)	04/16/23	EUR	2,208	2,212,412
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)
0.686%(c)	02/25/57		1,321	1,320,931
Series 2020-04, Class A1, 144A
1.750%	10/25/60		1,032	1,044,895
				7,155,540
Student Loans — 0.4%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42		1,001	1,019,855
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44		758	786,171
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46		246	253,889
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42		406	410,767
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43		747	758,999
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		576	585,857
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42		1,345	1,360,622
Series 2018-CA, Class A2, 144A
3.520%	06/16/42		708	721,876
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		1,493	1,530,150
Series 2020-BA, Class A2, 144A
2.120%	01/15/69		1,354	1,373,576
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.530% (Cap N/A, Floor 0.530%)
0.647%(c)	05/25/70		2,700	2,704,169

A10

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48	1,273	$1,314,285
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48	1,481	1,522,845
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	2,196	2,235,845
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	1,649	1,690,873
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	2,400	2,463,167
			20,732,946

Total Asset-Backed Securities (cost $295,282,231)			297,594,270
Commercial Mortgage-Backed Securities — 5.1%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF03, Class A3, 144A
2.168%	10/15/54	8,000	8,080,420
Series 2021-MF03, Class ASB, 144A
2.378%	10/15/54	3,800	3,913,519
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	4,000	4,181,324
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	6,500	7,000,753
Series 2021-BN35, Class A3
1.717%	06/15/64	4,900	4,834,233
Series 2021-BN35, Class ASB
2.067%	06/15/64	3,200	3,236,532
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	5,400	6,129,704
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	5,000	5,519,092
Series 2018-B08, Class A4
3.963%	01/15/52	6,700	7,471,010
Series 2021-B24, Class A3
2.010%	03/15/54	2,900	2,932,093
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A3
2.647%	11/15/52	8,000	8,274,289
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	1,098	1,144,844
Series 2014-GC23, Class A3
3.356%	07/10/47	1,549	1,622,675
Series 2016-C01, Class A3
2.944%	05/10/49	5,000	5,250,511
Series 2016-GC37, Class A3
3.050%	04/10/49	5,047	5,273,018
Series 2017-P07, Class A3
3.442%	04/14/50	5,500	5,987,819
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust,
Series 2014-CR15, Class A2
2.928%	02/10/47	66	$64,843
Series 2014-CR18, Class A4
3.550%	07/15/47	2,360	2,474,637
Series 2014-CR20, Class A3
3.326%	11/10/47	4,611	4,851,788
Series 2015-CR27, Class A3
3.349%	10/10/48	6,100	6,444,563
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,979	3,188,707
Series 2017-C08, Class A3
3.127%	06/15/50	5,300	5,565,930
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.470%(cc)	05/25/22	20,631	110,099
Series K021, Class X1, IO
1.508%(cc)	06/25/22	5,963	24,162
Series K055, Class X1, IO
1.491%(cc)	03/25/26	13,415	706,127
Series K075, Class AM
3.650%(cc)	02/25/28	3,575	4,041,495
Series K080, Class AM
3.986%(cc)	07/25/28	5,430	6,256,984
Series K157, Class A2
3.990%(cc)	05/25/33	4,200	4,943,888
Series W5FX, Class AFX
3.336%(cc)	04/25/28	1,190	1,313,780
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.784%(c)	11/21/35	1,550	1,551,000
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	3,876	4,072,222
Series 2015-GC32, Class A3
3.498%	07/10/48	5,800	6,191,427
Series 2016-GS03, Class A3
2.592%	10/10/49	5,780	6,027,044
Series 2016-GS04, Class A3
3.178%	11/10/49	5,500	5,821,656
Series 2020-GSA02, Class A4
1.721%	12/12/53	6,000	5,815,694
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	797	841,220
Series 2015-C27, Class A3A1
2.920%	02/15/48	4,774	4,979,552
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	634	648,107
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month LIBOR + 1.351% (Cap N/A, Floor 1.351%)
1.435%(c)	04/15/38	3,000	3,003,605

A11

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3
2.863%	12/15/48	1,169	$1,182,524
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	3,000	3,156,607
Series 2016-UB11, Class A3
2.531%	08/15/49	10,400	10,876,242
Series 2018-H04, Class A3
4.043%	12/15/51	1,900	2,145,380
Series 2019-H07, Class A2
2.492%	07/15/52	13,500	13,918,073
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	3,500	3,730,069
Series 2017-C05, Class A4
3.212%	11/15/50	6,750	7,180,489
Series 2018-C09, Class A3
3.854%	03/15/51	2,500	2,749,915
Series 2018-C14, Class A3
4.180%	12/15/51	4,100	4,553,921
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4
2.792%	12/10/45	1,700	1,711,296
Series 2013-C05, Class A3
2.920%	03/10/46	703	714,868
Series 2013-C06, Class A3
2.971%	04/10/46	1,686	1,726,171
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	8,000	8,395,240
Series 2017-C38, Class A4
3.190%	07/15/50	4,600	4,970,551
Series 2018-C48, Class A4
4.037%	01/15/52	7,000	7,870,626
Series 2020-C58, Class A3
1.810%	07/15/53	7,100	6,957,361

Total Commercial Mortgage-Backed Securities (cost $230,710,646)			241,629,699
Corporate Bonds — 9.2%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	2,160	2,177,144
3.750%	02/01/50	2,130	2,159,499
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25(a)	906	955,022
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A
5.696%	09/16/23	950	1,008,776
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	1,270	$1,445,780
			7,746,221
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	2,545	2,406,645
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	1,895	2,041,573
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	1,250	1,250,604
			5,698,822
Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	2,287	2,312,559
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	441	464,605
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	905	1,058,249
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	840	863,609
4.625%	04/15/29	165	170,572
			4,869,594
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	725	732,176
Auto Manufacturers — 0.2%
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46	1,220	1,359,695
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	198,647
3.350%	11/01/22	4,205	4,278,629
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	980	1,318,306
6.600%	04/01/36	760	1,021,329
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24	2,800	2,992,193
			11,168,799

A12

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks — 2.7%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.239%(c)	04/12/23	800	$810,164
Sr. Unsec’d. Notes
1.849%	03/25/26	1,000	1,012,526
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	1,665	1,766,161
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	1,440	1,472,106
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	2,600	2,502,435
2.496%(ff)	02/13/31	3,085	3,121,883
3.824%(ff)	01/20/28	955	1,054,555
4.125%	01/22/24	4,830	5,221,424
4.271%(ff)	07/23/29	510	578,295
Sub. Notes, MTN
4.000%	01/22/25	2,000	2,175,229
4.450%	03/03/26	8,455	9,469,881
Bank of America NA,
Sub. Notes
6.000%	10/15/36	410	561,270
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	850	914,605
3.932%(ff)	05/07/25	585	627,656
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	3,825	4,448,978
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	1,800	1,771,404
2.219%(ff)	06/09/26	2,330	2,391,589
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	1,400	1,435,630
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	1,260	1,274,442
3.200%	10/21/26	1,870	2,016,444
3.700%	01/12/26	6,180	6,786,766
Sub. Notes
4.450%	09/29/27	5,965	6,784,027
4.750%	05/18/46	820	1,032,676
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A
1.247%(ff)	01/26/27	1,495	1,473,039
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	1,160	1,180,725
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	1,560	1,590,252
3.091%(ff)	05/14/32	885	907,198
4.282%	01/09/28	1,370	1,521,296
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26	440	447,107
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	2,400	$2,439,453
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	970	1,080,915
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(oo)	740	821,435
Sr. Unsec’d. Notes
3.500%	01/23/25	4,100	4,391,531
3.750%	02/25/26	1,010	1,107,307
3.814%(ff)	04/23/29	540	597,151
3.850%	01/26/27	2,910	3,197,112
Sub. Notes
6.750%	10/01/37	104	148,879
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	1,645	1,682,789
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.599%(c)	01/30/22(oo)	978	981,123
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	1,045	1,049,863
Sr. Unsec’d. Notes
3.782%(ff)	02/01/28	695	766,352
3.964%(ff)	11/15/48	3,250	3,780,105
4.005%(ff)	04/23/29	2,170	2,427,526
4.452%(ff)	12/05/29	3,350	3,853,857
Sub. Notes
3.875%	09/10/24	3,775	4,105,691
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
3.736%(c)	01/15/22(a)(oo)	840	845,847
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42	295	308,435
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	115	113,044
3.772%(ff)	01/24/29	8,775	9,714,719
3.875%	01/27/26	675	746,075
4.431%(ff)	01/23/30	515	594,208
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28	1,255	1,378,771
Sub. Notes, GMTN
4.350%	09/08/26	3,825	4,313,232
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	4,400	4,354,386
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24	1,925	2,059,094
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%
4.632%(c)	09/30/24	2,670	2,679,168
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	4,175	4,257,821
			130,145,652

A13

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	620	$769,962
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49	450	609,251
8.000%	11/15/39	1,285	2,088,342
8.200%	01/15/39	250	408,321
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
2.750%	07/15/26	3,975	4,154,728
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	1,400	1,480,901
Sr. Unsec’d. Notes
2.250%	08/01/31	1,015	998,752
			10,510,257
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/41	4,050	3,917,482
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/50(a)	570	526,160
			4,443,642
Building Materials — 0.1%
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30	875	868,956
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	760	775,103
4.750%	01/15/28(a)	700	729,361
			2,373,420
Chemicals — 0.1%
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44	1,015	1,288,811
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42	95	112,024
5.250%	11/15/41	45	58,215
9.400%	05/15/39	155	278,975
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	1,300	1,365,586
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	780	796,196
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	700	736,282
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
6.500%	09/27/28	670	$740,660
			5,376,749
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	975	1,146,101
6.700%	06/01/34	420	587,381
7.000%	10/15/37	380	563,853
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	1,500	1,810,860
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	325	328,808
4.875%	01/15/28	1,190	1,258,843
5.250%	01/15/30(a)	385	420,810
			6,116,656
Diversified Financial Services — 0.1%
BOC Aviation USA Corp. (Singapore),
Gtd. Notes, 144A, MTN
1.625%	04/29/24	670	676,062
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	480	513,862
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22	900	934,414
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	2,055	2,045,609
OneMain Finance Corp.,
Gtd. Notes
8.250%	10/01/23	1,600	1,790,455
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	330	355,416
			6,315,818
Electric — 0.8%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28	525	529,202
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	630	614,680
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	550	784,655
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	305	414,843
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	2,000	1,929,663

A14

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	590	$832,049
Commonwealth Edison Co.,
First Mortgage, Series 123
3.750%	08/15/47	1,610	1,837,349
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31	3,255	3,248,223
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	220	290,293
Duke Energy Carolinas LLC,
First Mortgage
6.050%	04/15/38	550	771,717
First Ref. Mortgage
4.000%	09/30/42	570	652,329
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	670	890,202
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.250%	07/12/31	2,140	2,110,526
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
3.400%	01/28/30	400	411,425
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	295	399,256
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	145	199,105
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28	2,910	3,243,711
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	470	526,945
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	2,170	2,323,668
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,580	1,770,234
NRG Energy, Inc.,
Gtd. Notes, 144A
3.875%	02/15/32	275	271,912
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	320	325,663
2.450%	12/02/27	1,395	1,411,157
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	1,110	1,092,567
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	1,005	862,216
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
3.700%	05/01/28	1,280	$1,435,012
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	535	733,546
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	710	671,313
Puget Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.379%	06/15/28	1,115	1,118,201
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,400	1,665,422
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	580	620,458
First Ref. Mortgage, Series C
3.600%	02/01/45	860	867,237
Vistra Operations Co. LLC,
Gtd. Notes, 144A (original cost $725,000; purchased 06/06/19)(f)
5.000%	07/31/27	725	748,847
Sr. Sec’d. Notes, 144A (original cost $2,173,046; purchased 11/06/19)(f)
3.550%	07/15/24	2,135	2,241,639
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	589,446
			38,434,711
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27(a)	1,050	1,166,149
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	700	724,327
5.500%	07/31/47(a)	800	816,406
			2,706,882
Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes
4.875%	10/01/49	1,290	1,570,824
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	660	629,624
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27	1,625	1,723,345
			3,923,793
Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	1,205	1,138,078
3.490%	05/15/27(a)	3,285	3,599,101
			4,737,179

A15

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products — 0.1%
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	1,635	$1,906,675
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	100	127,383
2.250%	03/07/39	EUR	400	537,965
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		675	675,000
				3,247,023
Healthcare-Services — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36		515	740,401
Anthem, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42		390	478,000
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		250	264,832
5.375%	02/01/25		305	340,773
5.875%	02/01/29		525	630,925
Gtd. Notes, MTN
7.750%	07/15/36		450	638,082
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		940	1,147,016
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29(a)		765	796,326
				5,036,355
Home Builders — 0.1%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		525	598,735
6.625%	07/15/27		700	740,457
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24		800	863,183
				2,202,375
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26		1,695	1,868,155
Insurance — 0.1%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,215	1,357,014
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		772	1,088,091
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Markel Corp.,
Sr. Unsec’d. Notes
4.150%	09/17/50	410	$474,731
5.000%	03/30/43	200	242,032
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39(a)	660	990,471
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	130	161,878
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,450	1,754,415
6.850%	12/16/39	124	185,268
			6,253,900
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22	980	996,986
Machinery-Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	1,260	1,260,000
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/26	750	773,940
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52	580	576,475
4.800%	03/01/50	1,260	1,419,299
5.375%	04/01/38	1,950	2,355,847
6.384%	10/23/35	875	1,149,265
6.484%	10/23/45	1,386	1,881,267
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25	225	249,677
Gtd. Notes, 144A
2.887%	11/01/51	699	670,247
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31(a)	5,275	5,338,864
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31(a)	1,400	1,383,434
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	360	441,998
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44	1,450	1,820,029
			18,060,342

A16

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining — 0.1%
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40	425	$593,560
Yamana Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
2.630%	08/15/31	3,050	2,972,437
			3,565,997
Miscellaneous Manufacturing — 0.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	1,200	1,251,612
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23	315	323,538
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	289	294,658
			618,196
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.500%	12/01/24(a)	700	772,505
Oil & Gas — 0.5%
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25	1,400	1,434,050
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	1,200	1,476,892
Chevron USA, Inc.,
Gtd. Notes
5.050%	11/15/44	835	1,114,360
ConocoPhillips,
Gtd. Notes, 144A
4.875%	10/01/47	210	272,392
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	300	376,150
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	350	360,894
6.510%	03/07/22	580	593,937
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25	1,995	2,221,842
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	550	607,164
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31	755	765,620
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36	2,000	$1,099,347
6.450%	09/15/36	1,155	1,453,923
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34	370	499,361
6.625%	08/15/37	275	376,945
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.093%	01/15/30(a)	613	648,054
5.600%	01/03/31	1,237	1,341,722
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.490%	01/23/27	471	497,904
6.500%	03/13/27	330	348,319
7.690%	01/23/50	2,146	2,030,032
Gtd. Notes, MTN
6.750%	09/21/47	373	325,534
6.875%	08/04/26	670	728,741
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	2,159	2,143,448
2.250%	07/12/31	820	811,186
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes, 144A
3.680%	08/08/49	1,445	1,555,008
			23,082,825
Packaging & Containers — 0.1%
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
1.570%	01/15/26	5,135	5,136,901
Pharmaceuticals — 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	1,175	1,271,989
4.250%	11/21/49	2,515	2,977,714
4.500%	05/14/35	1,910	2,283,118
4.550%	03/15/35	2,190	2,619,210
4.700%	05/14/45	1,460	1,802,209
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,600	1,767,485
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	130	140,547
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39	410	489,761
5.000%	08/15/45	490	658,518
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	9,285	10,730,669

A17

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	3,810	$4,663,520
5.125%	07/20/45	610	785,720
5.300%	12/05/43	250	328,413
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	1,375	1,682,453
5.400%	11/29/43	845	1,048,570
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	1,325	1,351,776
Viatris, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40	470	504,123
Wyeth LLC,
Gtd. Notes
6.450%	02/01/24	60	68,067
			35,173,862
Pipelines — 0.6%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,625	1,711,875
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes, 144A
4.600%	12/15/44	65	77,479
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	1,115	1,280,640
5.000%	05/15/50	1,435	1,656,923
6.125%	12/15/45	180	229,084
Energy Transfer LP/Regency Energy Finance Corp.,
Sr. Unsec’d. Notes
5.000%	10/01/22	675	696,725
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25(a)	1,345	1,458,575
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50(a)	2,260	2,167,763
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	1,430	1,550,883
4.000%	03/15/28	1,980	2,189,451
4.875%	06/01/25	3,250	3,627,456
5.200%	03/01/47	40	48,556
5.500%	02/15/49	395	501,104
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	145	195,190
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	5,205	5,424,447
4.500%	03/15/50	295	329,364
4.950%	07/13/47	935	1,096,445
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	115	$118,510
4.125%	08/15/31	115	120,181
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	125	144,072
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48	315	385,012
4.900%	01/15/45	1,000	1,200,381
5.100%	09/15/45(a)	500	619,356
			26,829,472
Real Estate Investment Trusts (REITs) — 0.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.000%	05/18/32	1,815	1,759,750
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	1,050	1,194,892
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.700%	10/01/30	3,480	3,580,986
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	1,125	1,148,768
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31	3,235	3,509,742
			11,194,138
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	900	907,128
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	770	730,556
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	4,705	5,143,817
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	275	275,662
3.875%	10/01/31	275	275,025
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	1,375	1,409,747
			8,741,935
Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes, 144A
3.500%	02/15/41	510	505,906

A18

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36	5,175	$5,159,972
			5,665,878
Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	1,425	1,376,069
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	2,055	1,928,645
			3,304,714
Telecommunications — 0.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33(a)	1,216	1,196,499
3.100%	02/01/43	770	741,046
3.500%	09/15/53	5,308	5,255,774
3.650%	09/15/59	160	158,370
4.300%	02/15/30	615	706,010
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25	1,900	1,943,078
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	300	315,816
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
3.875%	04/15/30	8,000	8,838,388
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	1,600	1,623,209
2.650%	11/20/40	1,575	1,485,487
4.016%	12/03/29	1,900	2,154,630
4.125%	08/15/46	30	34,416
4.500%	08/10/33	1,205	1,434,824
			25,887,547
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	670	866,172
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	715	998,636
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	100	115,218
			1,980,026

Total Corporate Bonds (cost $407,107,192)			437,431,115
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds — 0.4%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	240	$272,486
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,325	2,130,613
Taxable, Revenue Bonds
2.574%	04/01/31	1,210	1,271,916
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,270	2,008,416
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	475	733,694
7.625%	03/01/40	215	359,336
7.550%	04/01/39	245	412,404
			6,916,379
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	680	1,077,018
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,030	1,543,259
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	3,190	3,348,480
			4,891,739
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,070	1,749,097
New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,130	1,438,829
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	455	611,288
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2
4.879%	12/01/34	300	351,972
			963,260
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	445	612,498

A19

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	550	$776,375
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	495	638,510

Total Municipal Bonds (cost $14,515,783)			19,336,191
Residential Mortgage-Backed Securities — 1.9%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/35	8	8,185
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
2.497%(cc)	02/25/35	162	168,423
Bellemeade Re Ltd. (Bermuda),
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.186%(c)	07/25/29	404	403,871
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.686%(c)	07/25/29	1,200	1,203,466
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.686%(c)	06/25/30	202	202,173
Series 2021-02A, Class M1A, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 1.200%)
1.250%(c)	06/25/31	2,874	2,880,325
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
1.050%(c)	09/25/31	2,100	2,107,625
Series 2021-03A, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
1.050%(c)	09/25/31	1,600	1,601,323
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.837%(c)	08/29/22	3,399	3,401,222
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
2.368%(cc)	02/25/37	110	111,066
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	933	982,296
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.886%(c)	04/25/29	181	180,785
FHLMC REMICS,
Series 4535, Class PA
3.000%	03/15/44	795	823,573
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.836%(c)	03/25/30	377	$377,864
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
2.650%(c)	11/25/50	3,020	3,062,701
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
3.686%(c)	07/25/50	690	696,385
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.336%(c)	09/25/50	225	236,271
Series 2021-DNA05, Class M1, 144A, 30 Day Average SOFR + 0.650% (Cap N/A, Floor 0.000%)
0.700%(c)	01/25/34	1,294	1,294,444
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
1.700%(c)	01/25/34	310	312,533
Series 2021-HQA03, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
0.900%(c)	09/25/41	6,990	6,994,880
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.836%(c)	09/25/48	3	3,259
Government National Mortgage Assoc.,
Series 2019-69, Class KB
3.000%	06/20/49	3,423	3,696,908
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.736%(c)	05/25/29	168	168,281
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.250% (Cap N/A, Floor 0.000%)
1.300%(c)	01/25/34	1,380	1,380,000
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
2.306%(cc)	07/25/35	48	47,969
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
1.892%	10/25/66	400	400,601
Mello Warehouse Securitization Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.986%(c)	10/25/53	1,815	1,819,510
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.784%(c)	02/25/55	2,400	2,405,494
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60	3,689	3,672,668

A20

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Mortgage Repurchase Agreement Financing Trust,
Series 2020-05, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.085%(c)	08/10/23	1,570	$1,570,804
Series 2021-01, Class A2, 144A, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.000%)
0.585%(c)	03/10/22	3,700	3,701,200
Series 2021-S01, Class A1, 144A, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
0.584%(c)	09/10/22	6,700	6,699,999
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.686%(c)	09/15/22	7,510	7,540,895
Series 2021-EBO06, Class A1X, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.686%(c)	02/16/22	4,433	4,438,282
MSG III Securitization Trust,
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.836%(c)	06/25/54	2,395	2,394,218
Series 2021-01, Class B, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.986%(c)	06/25/54	385	383,950
Series 2021-01, Class C, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.186%(c)	06/25/54	330	329,101
Series 2021-01, Class D, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.386%(c)	06/25/54	135	134,633
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.836%(c)	01/25/48	401	401,691
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.636%(c)	07/25/28	136	136,325
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.486%(c)	07/25/29	47	47,396
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
3.902%(c)	12/25/22	2,516	2,526,225
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
2.988%(c)	02/27/24	4,010	4,092,536
Provident Funding Mortgage Warehouse Securitization Trust,
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.786%(c)	02/25/55	3,365	3,351,450
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	885	929,343
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Station Place Securitization Trust,
Series 2021-04, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.983%(c)	04/11/22		3,700	$3,696,511
Series 2021-08, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.883%(c)	06/20/22		2,910	2,912,951
Series 2021-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.736%(c)	01/26/54		2,840	2,840,729
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
2.440%(cc)	02/25/34		64	64,608

Total Residential Mortgage-Backed Securities (cost $88,589,408)				88,836,948
Sovereign Bonds — 0.6%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		3,350	3,634,251
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		710	704,981
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		175	183,107
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		1,040	1,117,974
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	422,419
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
3.125%	09/21/51		600	591,938
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,500	1,928,653
Sr. Unsec’d. Notes, 144A, MTN
5.875%	01/15/24		950	1,059,707
Sr. Unsec’d. Notes, EMTN
2.150%	07/18/24	EUR	2,100	2,558,356
4.750%	01/08/26		540	613,521
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23		1,400	1,445,144
2.625%	04/20/22		2,000	2,025,539
3.000%	03/12/24		400	422,483
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.000%	09/22/24		305	328,237
4.500%	04/16/50		475	517,152
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		1,105	1,162,480

A21

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
4.817%	03/14/49		200	$257,701
5.103%	04/23/48		915	1,216,170
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
4.125%	03/11/39	EUR	1,395	1,804,068
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	10/26/21		1,325	1,326,658
2.875%	03/04/23		1,785	1,838,567
4.000%	04/17/25		1,035	1,133,311
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		1,800	1,826,740
3.250%	06/01/23		800	836,617
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55		1,025	1,285,327
5.100%	06/18/50(a)		545	694,340

Total Sovereign Bonds (cost $28,912,279)				30,935,441
U.S. Government Agency Obligations — 5.9%
Federal Home Loan Bank
5.500%	07/15/36(k)		1,080	1,574,726
Federal Home Loan Mortgage Corp.
1.500%	11/01/50		1,870	1,818,036
2.000%	01/01/32		559	578,153
2.000%	06/01/40		1,381	1,401,581
2.000%	10/01/40		1,979	1,995,431
2.000%	09/01/50		3,690	3,702,891
2.000%	10/01/50		3,132	3,142,758
2.500%	03/01/30		302	317,665
2.500%	10/01/32		607	639,301
2.500%	03/01/51		1,381	1,443,516
2.500%	04/01/51		10,446	10,784,334
3.000%	10/01/28		197	209,133
3.000%	06/01/29		544	577,286
3.000%	03/01/32		648	689,609
3.000%	01/01/37		267	283,421
3.000%	01/01/43		548	584,669
3.000%	07/01/43		1,092	1,166,068
3.000%	01/01/47		2,850	3,026,849
3.000%	02/01/50		2,438	2,557,410
3.500%	03/01/42		274	297,065
3.500%	06/01/42		187	203,260
3.500%	01/01/47		504	539,059
3.500%	02/01/47		650	693,408
4.000%	06/01/26		245	260,529
4.000%	09/01/26		130	137,597
4.000%	10/01/39		479	528,286
4.000%	12/01/40		200	220,883
4.000%	10/01/41		195	213,817
4.000%	01/01/42		71	78,400
4.000%	10/01/45		242	264,545
4.500%	09/01/39		149	166,178
4.500%	10/01/39		839	937,131
4.500%	12/01/39		259	289,527
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	07/01/41	85	$91,663
4.500%	07/01/41	1,169	1,300,295
4.500%	08/01/41	120	130,732
4.500%	08/01/41	188	206,833
4.500%	08/01/41	208	230,470
4.500%	10/01/41	101	108,954
4.500%	10/01/46	146	160,207
4.500%	12/01/47	715	778,631
5.000%	05/01/34	14	15,996
5.000%	05/01/34	138	157,443
5.000%	08/01/35	14	15,541
5.000%	09/01/35	26	30,128
5.000%	10/01/36	23	25,849
5.000%	05/01/37	14	15,825
5.000%	07/01/37	249	283,115
5.000%	09/01/38	33	37,961
5.000%	09/01/38	35	39,793
5.000%	09/01/38	40	45,605
5.000%	02/01/39	13	14,599
5.000%	06/01/39	39	44,982
5.500%	02/01/34	30	33,258
5.500%	04/01/34	282	318,356
5.500%	06/01/34	64	73,858
5.500%	06/01/34	133	154,492
5.500%	05/01/37	32	36,804
5.500%	02/01/38	246	286,962
5.500%	05/01/38	46	53,300
5.500%	07/01/38	219	255,810
6.000%	03/01/32	127	144,297
6.000%	12/01/33	46	51,434
6.000%	07/01/36	3	3,144
6.000%	12/01/36	5	6,460
6.000%	05/01/37	9	10,185
6.000%	12/01/37	14	16,244
6.000%	01/01/38	3	3,718
6.000%	01/01/38	8	9,425
6.000%	01/01/38	165	193,900
6.000%	10/01/38	56	66,532
6.000%	08/01/39	26	30,994
6.750%	03/15/31	500	725,585
7.000%	01/01/31	16	17,682
7.000%	06/01/31	12	12,922
7.000%	09/01/31	2	2,813
7.000%	10/01/31	28	31,681
7.000%	10/01/32	27	29,366
Federal National Mortgage Assoc.
1.500%	10/01/50	444	431,516
1.500%	11/01/50	959	932,493
1.500%	12/01/50	5,289	5,142,684
2.000%	TBA	6,500	6,505,840
2.000%	08/01/31	819	846,658
2.000%	02/01/41	2,662	2,699,546
2.000%	05/01/41	13,426	13,637,365
2.000%	08/01/50	1,378	1,383,018
2.000%	10/01/50	13,847	13,894,943
2.000%	02/01/51	14,126	14,174,231
2.500%	TBA	9,000	9,261,914

A22

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	05/01/41	6,281	$6,506,523
2.500%	10/01/43	623	648,864
2.500%	12/01/46	1,082	1,122,510
2.500%	03/01/50	854	883,404
2.500%	08/01/50	3,720	3,839,091
2.500%	12/01/50	450	467,485
2.500%	04/01/51	4,915	5,072,191
3.000%	TBA	7,500	7,837,972
3.000%	02/01/27	850	899,664
3.000%	08/01/30	561	593,710
3.000%	11/01/36	1,227	1,294,188
3.000%	12/01/42	634	676,715
3.000%	12/01/42	891	942,121
3.000%	03/01/43	164	175,117
3.000%	11/01/46	155	163,549
3.000%	01/01/47	1,237	1,307,583
3.000%	02/01/47	857	907,959
3.000%	03/01/47	670	709,246
3.000%	11/01/49	767	802,746
3.000%	12/01/49	544	574,889
3.000%	12/01/49	646	676,911
3.000%	02/01/50	8,017	8,391,682
3.000%	03/01/50	557	583,497
3.500%	07/01/31	542	581,952
3.500%	11/01/32	277	299,994
3.500%	02/01/33	603	646,579
3.500%	05/01/33	863	927,256
3.500%	06/01/39	405	439,491
3.500%	01/01/42	3,057	3,319,115
3.500%	05/01/42	1,367	1,480,066
3.500%	07/01/42	523	569,897
3.500%	08/01/42	192	209,429
3.500%	08/01/42	524	568,930
3.500%	09/01/42	525	571,740
3.500%	09/01/42	993	1,081,459
3.500%	11/01/42	287	311,132
3.500%	03/01/43	2,040	2,226,508
3.500%	04/01/43	318	345,596
3.500%	04/01/43	737	800,208
3.500%	07/01/43	151	164,376
3.500%	06/01/45	2,664	2,864,930
3.500%	07/01/46	410	437,624
3.500%	11/01/46	768	821,762
3.500%	09/01/47	720	766,406
3.500%	01/01/48	5,005	5,311,418
3.500%	05/01/48	652	690,773
3.500%	06/01/48	3,192	3,440,957
4.000%	12/01/36	640	698,986
4.000%	10/01/41	1,628	1,794,447
4.000%	07/01/44	617	679,965
4.000%	09/01/44	1,057	1,158,966
4.000%	10/01/46	482	523,498
4.000%	06/01/47	501	540,345
4.000%	09/01/47	197	212,618
4.000%	11/01/47	587	646,606
4.000%	11/01/47	874	943,212
4.000%	12/01/47	2,729	2,943,463
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	03/01/49	5,707	$6,116,952
4.500%	07/01/33	33	36,105
4.500%	08/01/33	9	9,562
4.500%	09/01/33	24	26,782
4.500%	10/01/33	74	82,250
4.500%	03/01/34	21	23,755
4.500%	01/01/35	2	1,770
4.500%	07/01/39	511	572,800
4.500%	08/01/39	386	432,412
4.500%	09/01/39	229	255,543
4.500%	12/01/39	3	3,145
4.500%	03/01/41	869	974,054
4.500%	07/01/42	82	92,015
5.000%	03/01/34	149	169,754
5.000%	04/01/35	351	398,376
5.000%	06/01/35	85	97,245
5.000%	07/01/35	76	86,180
5.000%	07/01/35	83	94,694
5.000%	09/01/35	58	66,075
5.000%	11/01/35	69	78,941
5.000%	02/01/36	48	54,347
5.500%	02/01/33	79	91,250
5.500%	08/01/33	153	175,352
5.500%	10/01/33	42	48,227
5.500%	12/01/33	33	38,573
5.500%	12/01/34	93	107,432
5.500%	10/01/35	386	448,106
5.500%	03/01/36	47	52,275
5.500%	04/01/36	66	74,467
5.500%	01/01/37	45	52,129
5.500%	04/01/37	23	26,911
5.500%	05/01/37	139	161,721
5.500%	08/01/37	171	197,636
6.000%	10/01/33	162	184,953
6.000%	11/01/33	14	15,332
6.000%	11/01/33	21	23,428
6.000%	01/01/34	169	195,897
6.000%	02/01/34	71	80,838
6.000%	03/01/34	1	1,656
6.000%	03/01/34	11	12,016
6.000%	03/01/34	25	28,382
6.000%	11/01/34	20	21,910
6.000%	01/01/35	28	31,976
6.000%	01/01/35	104	117,795
6.000%	02/01/35	2	2,720
6.000%	02/01/35	99	111,651
6.000%	02/01/35	141	165,710
6.000%	04/01/35	12	13,445
6.000%	05/01/36	27	32,080
6.000%	06/01/36	13	14,773
6.000%	02/01/37	48	56,662
6.000%	06/01/37	17	19,181
6.000%	05/01/38	122	144,486
6.250%	05/15/29	950	1,278,909
6.500%	09/01/32	1	1,064
6.500%	09/01/32	12	13,571
6.500%	09/01/32	27	30,255

A23

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.500%	09/01/32	31	$35,213
6.500%	10/01/32	32	36,966
6.500%	04/01/33	37	42,459
6.500%	11/01/33	20	22,452
6.500%	01/01/34	20	23,102
6.500%	09/01/34	45	51,105
6.500%	09/01/36	102	119,725
6.500%	10/01/36	16	19,115
6.500%	11/01/36	35	39,172
6.500%	01/01/37	37	41,704
6.500%	01/01/37	95	107,993
6.500%	09/01/37	12	13,497
6.625%	11/15/30(k)	550	784,357
7.000%	02/01/32	13	14,638
7.000%	05/01/32	11	12,793
7.000%	06/01/32	7	8,082
7.000%	07/01/32	39	44,931
7.125%	01/15/30(k)	3,600	5,174,509
Government National Mortgage Assoc.
2.000%	03/20/51	1,907	1,936,266
2.500%	TBA(tt)	6,500	6,709,980
2.500%	03/20/43	456	476,035
2.500%	12/20/46	455	472,969
2.500%	05/20/51	1,977	2,040,397
2.500%	08/20/51	1,201	1,239,503
3.000%	TBA	3,000	3,129,023
3.000%	03/15/45	500	527,935
3.000%	11/20/45	570	600,259
3.000%	03/20/46	3,527	3,716,363
3.000%	07/20/46	2,313	2,434,308
3.000%	10/20/46	775	815,900
3.000%	12/20/46	524	551,917
3.000%	02/20/47	1,130	1,190,551
3.000%	12/20/49	249	260,156
3.500%	12/20/42	1,072	1,158,969
3.500%	05/20/43	217	234,677
3.500%	03/20/45	726	774,684
3.500%	04/20/45	979	1,043,940
3.500%	07/20/46	3,503	3,718,054
3.500%	06/20/49	4,997	5,257,961
4.000%	06/15/40	79	86,589
4.000%	05/20/41	163	178,763
4.000%	12/20/42	387	424,069
4.000%	08/20/44	154	167,627
4.000%	11/20/45	769	839,428
4.000%	12/20/45	839	915,920
4.000%	11/20/46	187	200,094
4.000%	09/20/47	2,580	2,764,220
4.000%	02/20/49	1,555	1,656,309
4.000%	01/20/50	1,587	1,691,537
4.500%	04/15/40	296	333,738
4.500%	01/20/41	746	835,735
4.500%	02/20/41	446	500,076
4.500%	06/20/44	487	543,956
4.500%	09/20/46	264	295,351
4.500%	11/20/46	518	577,015
4.500%	03/20/47	434	469,995
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	05/20/48	478	$509,930
4.500%	06/20/48	627	673,570
4.500%	08/20/48	2,032	2,177,128
5.000%	10/20/37	82	92,614
5.000%	04/20/45	484	552,245
5.500%	11/15/32	37	41,571
5.500%	02/15/33	33	38,202
5.500%	08/15/33	50	55,492
5.500%	08/15/33	68	75,745
5.500%	09/15/33	38	42,732
5.500%	09/15/33	61	68,685
5.500%	10/15/33	55	62,822
5.500%	12/15/33	6	6,237
5.500%	04/15/34	190	219,384
5.500%	07/15/35	37	43,163
5.500%	02/15/36	91	105,172
6.000%	02/15/33	2	1,886
6.000%	04/15/33	13	14,471
6.000%	09/15/33	10	11,963
6.000%	12/15/33	26	30,950
6.000%	12/15/33	70	78,567
6.000%	01/15/34	13	14,934
6.000%	01/15/34	23	26,743
6.000%	06/20/34	49	57,611
6.000%	07/15/34	103	121,970
6.000%	10/15/34	150	170,985
6.500%	10/15/23	—(r)	354
6.500%	12/15/23	1	1,256
6.500%	01/15/24	—(r)	506
6.500%	01/15/24	1	1,540
6.500%	01/15/24	4	4,706
6.500%	01/15/24	6	6,194
6.500%	01/15/24	20	22,145
6.500%	02/15/24	—(r)	114
6.500%	02/15/24	—(r)	145
6.500%	02/15/24	1	746
6.500%	02/15/24	1	1,186
6.500%	02/15/24	1	1,268
6.500%	02/15/24	1	1,289
6.500%	02/15/24	4	3,968
6.500%	02/15/24	4	4,845
6.500%	02/15/24	5	5,550
6.500%	02/15/24	16	17,533
6.500%	04/15/24	—(r)	249
6.500%	04/15/24	1	721
6.500%	04/15/24	1	1,157
6.500%	04/15/24	1	1,181
6.500%	04/15/24	5	5,524
6.500%	05/15/24	4	4,758
6.500%	05/15/24	7	8,357
6.500%	10/15/24	6	6,331
6.500%	12/15/30	6	6,278
6.500%	01/15/32	16	17,645
6.500%	02/15/32	12	13,154
6.500%	07/15/32	29	32,828
6.500%	08/15/32	4	4,002
6.500%	08/15/32	7	8,007

A24

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.500%	08/15/32	25	$27,783
6.500%	08/15/32	134	155,428
6.500%	06/15/35	24	27,286
6.500%	07/15/35	6	7,077
8.000%	01/15/24	4	3,574
8.000%	04/15/25	2	2,017
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	625	615,906

Total U.S. Government Agency Obligations (cost $271,856,384)			278,058,883
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bonds
2.250%	05/15/41	2,145	2,231,135
U.S. Treasury Notes
3.125%	11/15/28(k)	100	112,391
U.S. Treasury Strips Coupon
2.000%(s)	08/15/39(k)	3,780	2,606,133
2.228%(s)	05/15/28(k)	718	656,605
2.365%(s)	08/15/44	3,095	1,867,035
2.395%(s)	11/15/43	1,156	708,456

Total U.S. Treasury Obligations (cost $8,049,488)			8,181,755

Total Long-Term Investments (cost $3,561,006,011)			4,496,669,612

	Shares
Short-Term Investments — 7.6%
Affiliated Mutual Funds — 7.6%
PGIM Core Ultra Short Bond Fund(wa)	310,616,525	310,616,525
PGIM Institutional Money Market Fund (cost $49,971,671; includes $49,968,629 of cash collateral for securities on loan)(b)(wa)	50,077,819	50,047,772

Total Affiliated Mutual Funds (cost $360,588,196)		360,664,297

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
0.035%	12/09/21	300	299,984
(cost $299,980)

Total Short-Term Investments (cost $360,888,176)				360,964,281

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.3% (cost $3,921,894,187)				4,857,633,893

Value
Option Written*~ — (0.0)%
(premiums received $0)	$(1,999)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.3% (cost $3,921,894,187)	4,857,631,894

Liabilities in excess of other assets(z) — (2.3)%	(107,630,821)

Net Assets — 100.0%	$4,750,001,073

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs	Build America Bonds
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RSP	Savings Shares
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $907 and 0.0% of net assets.

A25

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $48,044,821; cash collateral of $49,968,629 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the original cost of such security is $2,898,046. The value of $2,990,486 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 6,500,000 is 0.1% of net assets.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	13,500		$(1,999)
(premiums received $0)
Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
443	2 Year U.S. Treasury Notes	Dec. 2021	$97,484,227	$(66,046)
213	5 Year U.S. Treasury Notes	Dec. 2021	26,144,086	(135,273)
319	10 Year U.S. Treasury Notes	Dec. 2021	41,983,392	(43,846)
399	20 Year U.S. Treasury Bonds	Dec. 2021	63,528,281	(1,056,631)
491	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	93,811,688	(3,314,907)
8	Mini MSCI EAFE Index	Dec. 2021	906,800	(42,266)
6	S&P 500 E-Mini Index	Dec. 2021	1,289,325	(45,305)
				(4,704,274)
Short Positions:
28	5 Year Euro-Bobl	Dec. 2021	4,376,293	27,927
33	10 Year Euro-Bund	Dec. 2021	6,491,463	110,928
29	10 Year U.S. Ultra Treasury Notes	Dec. 2021	4,212,250	82,883
11	Euro Schatz Index	Dec. 2021	1,429,699	1,236
				222,974
				$(4,481,300)
A26

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/04/21	HSBC Bank PLC	EUR	17,109	$20,044,558	$19,819,510	$—	$(225,048)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 10/19/21	Morgan Stanley & Co. International PLC	CAD	5,569	$4,447,525	$4,396,698	$50,827	$—
Euro,
Expiring 10/04/21	BNP Paribas S.A.	EUR	17,109	20,084,815	19,819,510	265,305	—
Expiring 11/02/21	HSBC Bank PLC	EUR	17,109	20,055,644	19,830,188	225,456	—
				$44,587,984	$44,046,396	541,588	—
						$541,588	$(225,048)
Credit default swap agreements outstanding at September 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	10/14/21	0.250%(M)	13,500	*	$2,906	$(965)	$3,871	Goldman Sachs International

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	4,100	0.362%	$7,131	$4,888	$2,243	Bank of America, N.A.
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio
A27

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Inflation swap agreements outstanding at September 30, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
3,730	01/12/26	2.205%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(211,784)	$(211,784)
7,460	01/13/26	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(444,604)	(444,604)
22,580	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(66,389)	(1,172,325)	(1,105,936)
11,175	02/18/26	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(525,928)	(525,928)
				$(66,389)	$(2,354,641)	$(2,288,252)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A28